Note 18 - Financial Instruments with Off-Balance Sheet Risk (Details) - Aggregrate Contractual Obligations $ in Thousands	Dec. 31, 2015 USD ($)
Contractual Obligations:
Contractual Obligation	$ 15,673
Contractual Obligation due less than 1 year	1,830
Contractual Obligation due 1 - 3 years	3,559
Contractual Obligation due 4 - 5 years	3,418
Contractual Obligation due after 5 years	6,866
Total Borrowings [Member]
Contractual Obligations:
Contractual Obligation	9,000
Contractual Obligation due less than 1 year	1,000
Contractual Obligation due 1 - 3 years	2,000
Contractual Obligation due 4 - 5 years	2,000
Contractual Obligation due after 5 years	4,000
Annual Rental Commitments Under Non-Cancellable Operating Leases [Member]
Contractual Obligations:
Contractual Obligation	6,673
Contractual Obligation due less than 1 year	830
Contractual Obligation due 1 - 3 years	1,559
Contractual Obligation due 4 - 5 years	1,418
Contractual Obligation due after 5 years	$ 2,866